Accrued expenses and other current liabilities (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Accrued Expenses and Other Current Liabilities [Line Items]
Other taxes payable	$ 960,959	$ 1,303,688
Accrued employee payroll and welfare	2,094,398	2,919,888
Other payable	3,085,960	2,889,184
Accrued expenses	3,167,689	4,114,212
Advances from customers	1,606,932	597,614
Down payment from sales of property	939,757	0
Accrued expenses and other current liabilities	$ 11,855,695	$ 11,824,586